Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Cost

Operating and finance lease expenses consist of the following:

		For the Years Ended March 31,
	Classification	2025	2024	2023

Operating lease cost
Lease expenses	General and administrative	879,255	866,481	675,655
Finance lease cost
Amortization of leased asset	General and administrative	113,207	43,900	26,556
Interest on lease liabilities	Interest expenses on finance leases	11,663	4,234	3,389
Total lease expenses		$1,004,125	$914,615	$705,600

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023

Weighted-average remaining term
Operating lease	1.1 years	1.6 years	1.9 years
Finance leases	3.5 years	4.4 years	4.0 years
Weighted-average discount rate
Operating lease	4.7%	4.9%	3.3%
Finance leases	4.6%	4.5%	4.5%

Schedule of Minimum Lease Payments

The following table sets forth the Company’s minimum lease payments in future periods:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending March 31, 2026	$401,187	$93,865	$495,052
Twelve months ending March 31, 2027	111,999	67,675	179,674
Twelve months ending March 31, 2028	-	61,764	61,764
Twelve months ending March 31, 2029	-	45,806	45,806
Twelve months ending March 31, 2030	-	-	-
Total lease payments	513,186	269,110	782,296
Less: discount	(26,067)	(19,976)	(46,043)
Present value of lease liabilities	$487,119	$249,134	$736,253
Present value of lease liabilities, current	$376,751	$84,528	$461,279
Present value of lease liabilities, non-current	$110,368	$164,606	$274,974